Consolidated Statement Of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Consolidated Statement Of Stockholders' Equity [Abstract]
Foreign currency translation, tax	$ 493